UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------

Check here if Amendment [X]: Amendment Number:  2
                                                ---------

           This Amendment (Check only one):   [ ] is a restatement
                                              [X] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      White River Investment Partners, LLC
Address:   One Maritime Plaza, Suite 2250
           San Francisco, CA 94111


Form 13F File Number: 028-12790
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Allen Benello
Title:  Managing Partner
Phone:  (415) 440-1659

Signature, Place and Date of Signing:

/s/ Allen Benello                   San Francisco, CA         February 3, 2012
---------------------------------  ----------------------     ----------------
    [Signature]                      [City, State]                 [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                         --------------
Form 13F Information Table Entry Total:          6
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Form 13F Information Table Value Total:       $7,612
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                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None

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


                                                WHITE RIVER INVESTMENT PARTNERS, LLC
                                                     FORM 13F INFORMATION TABLE
                                                  Quarter Ended September 30, 2011

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                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP       COM            165167107      307   12,000 SH       SOLE                12,000
CROSSTEX ENERGY INC          COM            22765Y104    1,342   99,539 SH       SOLE                99,539
CROWN HOLDINGS INC           COM            228368106    1,531   50,000 SH       SOLE                50,000
FISERV INC                   COM            337738108    1,523   30,000 SH       SOLE                30,000
TEMPUR PEDIC INTL INC        COM            88023U101    1,684   32,000 SH       SOLE                32,000
VALEANT PHARMACEUTICALS INTL COM            91911K102    1,225   33,000 SH       SOLE                33,000